Financial Risk Management and Financial Instruments -Summary of Marketable securities (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial assets available-for-sale	€ 115,280
Current financial assets available-for-sale	134,278
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	249,558
Non-current financial assets available-for-sale	115,280
Current financial assets available-for-sale	134,278
Financial assets at amortised cost, class [member] | AAA- – AA [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	93,229
Financial assets at amortised cost, class [member] | A+ – A [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	99,503
Financial assets at amortised cost, class [member] | A-1+ [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	56,826
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	175,757
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	16,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	56,826
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	46,243
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	62,088
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	10,583
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	121,282
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	9,362
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	249,530
Non-current financial assets available-for-sale	115,277
Current financial assets available-for-sale	134,253
Financial assets at fair value, class [member] | AAA- – AA [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	93,240
Financial assets at fair value, class [member] | A+ – A [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	99,464
Financial assets at fair value, class [member] | A-1+ [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	56,826
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	175,732
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	16,972
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	56,826
Financial assets at fair value, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	46,245
Financial assets at fair value, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	62,101
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	10,581
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	121,234
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	€ 9,369